Income Taxes - Reconciliation between the Effective and Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Item]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of different jurisdictions	(0.79%)	(3.14%)	(4.39%)
Non-deductible expenses	(12.42%)	(6.12%)	(17.98%)
Effect of super deduction on R&D expenses	37.21%	41.00%	34.83%
Tax-free income	0.32%
Effect of change of valuation allowance	(49.46%)	(56.76%)	(37.44%)
Over provision for prior years			0.43%
Income tax expenses	(0.14%)	(0.02%)	0.45%